Property, Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Property, Plant and Equipment, Net
Property, plant and equipment, net consist of the following:

	As of June 30, 2023	As of December 31, 2022
Aircraft	$188,179,561	$160,113,061
Less: Accumulated depreciation	(20,344,539)	(16,783,360)

Aircraft, net	167,835,022	143,329,701

Construction-in-progress—Aircraft	—	16,992,010

Buildings	16,536,319	16,519,231
Vehicles and equipment	2,895,113	2,810,560
Construction-in-progress - Buildings	17,047,327	13,780,316
Finance lease right-of-use asset	130,378	130,378
Licenses	234,682	234,682

Less: Accumulated depreciation	(2,628,452)	(1,705,465)

Buildings and equipment, net	34,215,367	31,769,702

Total property, plant and equipment, net	$202,050,389	$192,091,413

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Summary of Property, Plant and Equipment, Net
Property, plant and equipment, net consist of the following:

	As of December 31,
	2022	2021
Aircraft	$158,235,666	$121,824,576
Less: accumulated depreciation	(16,418,098)	(8,451,678)

Aircraft, net	141,817,568	113,372,898

Construction-in-progress - Aircraft	16,992,010	33,792,009

Buildings	16,519,231	16,465,087
Vehicles and equipment	4,687,955	2,859,568
Construction-in-progress - Buildings	13,780,316	3,293,229
Finance lease right-of-use-asset	130,378	121,399
Licenses	234,682	—

Less: accumulated depreciation	(2,070,727)	(1,226,881)

Buildings and equipment, net	33,281,835	21,512,402

Property, plant and equipment, net	$192,091,413	$168,677,309